Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000092087 | NVIDIA8611917
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092087 | Apple8611879
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092087 | Microsoft8611911
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092087 | Amazon.com8611877
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092087 | Meta Platforms8611910
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092087 | Eli Lilly8611893
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092087 | Netflix8611913
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092087 | Uber Technologies8611933
Holdings [Line Items]
Percent of Total Investments	3.20%
C000092087 | Shopify8611928
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092087 | Walt Disney8611939
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092087 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092087 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092087 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092087 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000092087 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000092087 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000092087 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000092088 | NVIDIA8611917
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092088 | Apple8611879
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092088 | Microsoft8611911
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092088 | Amazon.com8611877
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092088 | Meta Platforms8611910
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092088 | Eli Lilly8611893
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092088 | Netflix8611913
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092088 | Uber Technologies8611933
Holdings [Line Items]
Percent of Total Investments	3.20%
C000092088 | Shopify8611928
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092088 | Walt Disney8611939
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092088 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092088 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092088 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092088 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000092088 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000092088 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000092088 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000092090 | Visa8611983
Holdings [Line Items]
Percent of Total Investments	8.60%
C000092090 | Meta Platforms8611961
Holdings [Line Items]
Percent of Total Investments	8.10%
C000092090 | Taiwan Semiconductor Manufacturing8611947
Holdings [Line Items]
Percent of Total Investments	7.90%
C000092090 | Alphabet8611949
Holdings [Line Items]
Percent of Total Investments	7.70%
C000092090 | Apple8611951
Holdings [Line Items]
Percent of Total Investments	7.40%
C000092090 | PayPal Holdings8611971
Holdings [Line Items]
Percent of Total Investments	6.20%
C000092090 | Copart8611957
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092090 | UnitedHealth Group8611981
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092090 | Booking Holdings8611953
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092090 | Tractor Supply8611977
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092090 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000092090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000092090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000092090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000092090 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000092090 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000092091 | Visa8611983
Holdings [Line Items]
Percent of Total Investments	8.60%
C000092091 | Meta Platforms8611961
Holdings [Line Items]
Percent of Total Investments	8.10%
C000092091 | Taiwan Semiconductor Manufacturing8611947
Holdings [Line Items]
Percent of Total Investments	7.90%
C000092091 | Alphabet8611949
Holdings [Line Items]
Percent of Total Investments	7.70%
C000092091 | Apple8611951
Holdings [Line Items]
Percent of Total Investments	7.40%
C000092091 | PayPal Holdings8611971
Holdings [Line Items]
Percent of Total Investments	6.20%
C000092091 | Copart8611957
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092091 | UnitedHealth Group8611981
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092091 | Booking Holdings8611953
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092091 | Tractor Supply8611977
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092091 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000092091 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000092091 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000092091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000092091 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000092091 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000092096 | CrownRock8612023
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092096 | Viridien8612086
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092096 | Bausch Health Cos8612090
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092096 | DNO8611990
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092096 | Mohegan Tribal Gaming Authority8612050
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092096 | Chord Energy8612021
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092096 | Dana Financing Luxembourg SARL8612098
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092096 | Golar LNG8611988
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092096 | Genesis Energy LP/Genesis Energy Finance8612038
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092096 | Sealed Air8612060
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092096 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092096 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092096 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092096 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092096 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092096 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000092097 | CrownRock8612023
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092097 | Viridien8612086
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092097 | Bausch Health Cos8612090
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092097 | DNO8611990
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092097 | Mohegan Tribal Gaming Authority8612050
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092097 | Chord Energy8612021
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092097 | Dana Financing Luxembourg SARL8612098
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092097 | Golar LNG8611988
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092097 | Genesis Energy LP/Genesis Energy Finance8612038
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092097 | Sealed Air8612060
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092097 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092097 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092097 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092097 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092097 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092097 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000111378 | Apple8612310
Holdings [Line Items]
Percent of Total Investments	6.90%
C000111378 | Microsoft8612344
Holdings [Line Items]
Percent of Total Investments	6.60%
C000111378 | Amazon.com8612308
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111378 | Meta Platforms8612342
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111378 | Eli Lilly8612324
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111378 | Netflix8612346
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111378 | Uber Technologies8612364
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111378 | Booking Holdings8612318
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111378 | UnitedHealth Group8612366
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111378 | Walt Disney8612370
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000111378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000111378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000111378 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000111378 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000111378 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111377 | Apple8612310
Holdings [Line Items]
Percent of Total Investments	6.90%
C000111377 | Microsoft8612344
Holdings [Line Items]
Percent of Total Investments	6.60%
C000111377 | Amazon.com8612308
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111377 | Meta Platforms8612342
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111377 | Eli Lilly8612324
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111377 | Netflix8612346
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111377 | Uber Technologies8612364
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111377 | Booking Holdings8612318
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111377 | UnitedHealth Group8612366
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111377 | Walt Disney8612370
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000111377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000111377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000111377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000111377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000111377 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205367 | BX Commercial Mortgage Trust8612387
Holdings [Line Items]
Percent of Total Investments	6.50%
C000205367 | ARES Commercial Mortgage Trust8612375
Holdings [Line Items]
Percent of Total Investments	6.20%
C000205367 | ARES Commercial Mortgage Trust8612376
Holdings [Line Items]
Percent of Total Investments	6.20%
C000205367 | BX Trust8612395
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205367 | ILPT Commercial Mortgage Trust8612396
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205367 | BX Trust8612394
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205367 | BX Trust8612390
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205367 | BX Commercial Mortgage Trust8612389
Holdings [Line Items]
Percent of Total Investments	4.90%
C000205367 | MHP8612400
Holdings [Line Items]
Percent of Total Investments	4.60%
C000205367 | BX Trust8612391
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205367 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000205366 | BX Commercial Mortgage Trust8612387
Holdings [Line Items]
Percent of Total Investments	6.50%
C000205366 | ARES Commercial Mortgage Trust8612375
Holdings [Line Items]
Percent of Total Investments	6.20%
C000205366 | ARES Commercial Mortgage Trust8612376
Holdings [Line Items]
Percent of Total Investments	6.20%
C000205366 | BX Trust8612395
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205366 | ILPT Commercial Mortgage Trust8612396
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205366 | BX Trust8612394
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205366 | BX Trust8612390
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205366 | BX Commercial Mortgage Trust8612389
Holdings [Line Items]
Percent of Total Investments	4.90%
C000205366 | MHP8612400
Holdings [Line Items]
Percent of Total Investments	4.60%
C000205366 | BX Trust8612391
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205366 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000242920 | RBC Bearings8612453
Holdings [Line Items]
Percent of Total Investments	3.60%
C000242920 | GeneDx Holdings8612428
Holdings [Line Items]
Percent of Total Investments	3.40%
C000242920 | Ollie's Bargain Outlet Holdings8612444
Holdings [Line Items]
Percent of Total Investments	3.40%
C000242920 | ExlService Holdings8612426
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242920 | Alignment Healthcare8612411
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242920 | Paymentus Holdings8612447
Holdings [Line Items]
Percent of Total Investments	3.20%
C000242920 | Saia8612456
Holdings [Line Items]
Percent of Total Investments	3.00%
C000242920 | Kinsale Capital Group8612438
Holdings [Line Items]
Percent of Total Investments	3.00%
C000242920 | Universal Technical Institute8612460
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242920 | MACOM Technology Solutions Holdings8612441
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242920 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000242920 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000242920 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000242920 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242920 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000242920 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242920 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242919 | RBC Bearings8612453
Holdings [Line Items]
Percent of Total Investments	3.60%
C000242919 | GeneDx Holdings8612428
Holdings [Line Items]
Percent of Total Investments	3.40%
C000242919 | Ollie's Bargain Outlet Holdings8612444
Holdings [Line Items]
Percent of Total Investments	3.40%
C000242919 | ExlService Holdings8612426
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242919 | Alignment Healthcare8612411
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242919 | Paymentus Holdings8612447
Holdings [Line Items]
Percent of Total Investments	3.20%
C000242919 | Saia8612456
Holdings [Line Items]
Percent of Total Investments	3.00%
C000242919 | Kinsale Capital Group8612438
Holdings [Line Items]
Percent of Total Investments	3.00%
C000242919 | Universal Technical Institute8612460
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242919 | MACOM Technology Solutions Holdings8612441
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000242919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000242919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000242919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242919 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000242919 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247130 | Apple8612475
Holdings [Line Items]
Percent of Total Investments	8.80%
C000247130 | Microsoft8612498
Holdings [Line Items]
Percent of Total Investments	7.40%
C000247130 | NVIDIA8612500
Holdings [Line Items]
Percent of Total Investments	6.90%
C000247130 | Amazon.com8612474
Holdings [Line Items]
Percent of Total Investments	5.90%
C000247130 | Alphabet8612473
Holdings [Line Items]
Percent of Total Investments	4.40%
C000247130 | Meta Platforms8612497
Holdings [Line Items]
Percent of Total Investments	4.10%
C000247130 | Costco Wholesale8612487
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247130 | Intuitive Surgical8612492
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247130 | Progressive8612502
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247130 | Boeing8612480
Holdings [Line Items]
Percent of Total Investments	3.40%
C000247130 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247130 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000247130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247130 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000247130 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247130 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000247130 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000247129 | Apple8612475
Holdings [Line Items]
Percent of Total Investments	8.80%
C000247129 | Microsoft8612498
Holdings [Line Items]
Percent of Total Investments	7.40%
C000247129 | NVIDIA8612500
Holdings [Line Items]
Percent of Total Investments	6.90%
C000247129 | Amazon.com8612474
Holdings [Line Items]
Percent of Total Investments	5.90%
C000247129 | Alphabet8612473
Holdings [Line Items]
Percent of Total Investments	4.40%
C000247129 | Meta Platforms8612497
Holdings [Line Items]
Percent of Total Investments	4.10%
C000247129 | Costco Wholesale8612487
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247129 | Intuitive Surgical8612492
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247129 | Progressive8612502
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247129 | Boeing8612480
Holdings [Line Items]
Percent of Total Investments	3.40%
C000247129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247129 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000247129 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000247129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000247129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%